Financial Instruments and Risk Management - Schedule of Asset and Liability (Details) - CAD ($) $ in Thousands	Sep. 30, 2026	Dec. 31, 2025
Schedule of Assets and Liability [Abstract]
Gross asset (liability)	$ (62,713)	$ 13,456
Amount offset	8,474	(2,440)
Risk management contracts – asset (liability)	$ (54,239)	$ 11,016